Joint Ventures in E&P Activities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint operations [line items]
Provision for cost equalization current	$ 113	$ 159	$ 49
Shell Petrogal and Repsol [member] | Production Individualization Agreements [member]
Disclosure of joint operations [line items]
Provision for cost equalization current	113
Payments for cost equailization agreements	$ 92